Ordinary Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
American depositary shares repurchase				$ 10,000
Common Class A [Member]
Shares repurchased			3,603,642
Class A ordinary shares issued			9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	6,423,214	6,713,415